Debt - Additional Information (Details) € in Thousands, $ in Thousands				3 Months Ended		6 Months Ended		12 Months Ended
	Aug. 31, 2026	Aug. 12, 2026 USD ($)	Aug. 12, 2026 EUR (€)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)	Aug. 12, 2026 EUR (€)	Jun. 30, 2026 EUR (€)
Debt Instrument [Line Items]
Term loan				$ 628,000		$ 628,000				€ 435,000
Line of credit				66,000		66,000		$ 74,000
Amortization of deferred debt issuance cost				35,566	$ 34,549	69,412	$ 68,222
interest expense				35,566	34,549	69,412	68,222
Line of Credit [Member]
Debt Instrument [Line Items]
Line of credit				75,000		$ 75,000
First lien net leverage ratio, Description						a leverage ratio not to exceed 2:00 to 1:00 and minimum liquidity of $3,000
Secured Notes [Member]
Debt Instrument [Line Items]
Debt instrument issued				400,000		$ 400,000				435,000
First Lien Term Loan [Member]
Debt Instrument [Line Items]
Aggregate debt amount, borrowed				1,018,000		$ 1,018,000				710,000
Maximum [Member] | Line of Credit [Member]
Debt Instrument [Line Items]
Fixed Charge Coverage Ratio						1.10%
Maximum [Member] | Line of Credit [Member] | An Adjusted Basis [Member]
Debt Instrument [Line Items]
Fixed Charge Coverage Ratio						1.25%
Minimum [Member] | Line of Credit [Member]
Debt Instrument [Line Items]
Fixed Charge Coverage Ratio						1.00%
Minimum [Member] | Line of Credit [Member] | An Adjusted Basis [Member]
Debt Instrument [Line Items]
Fixed Charge Coverage Ratio						1.00%
Term Loan Facility [Member]
Debt Instrument [Line Items]
Debt instrument, principal payment				2,548	2,548	$ 5,095	5,095
Voluntary capital prepayment					$ 5,000		$ 25,292
Debt instrument issued		$ 650,871							€ 478,421
Line of credit facility, amount outstanding		$ 162,718	€ 107,860
Debt instrument principal payments	5.00%
Debt Instrument, Maturity Date		Jun. 30, 2030	Jun. 30, 2030
Term Loan Facility [Member] | SOFR [Member]
Debt Instrument [Line Items]
Debt instrument interest rate	5.00%
Term Loan Facility [Member] | EURRIBOR [Member]
Debt Instrument [Line Items]
Debt instrument interest rate	5.00%
Term Loan Facility [Member] | Line of Credit [Member]
Debt Instrument [Line Items]
Line of credit facility, amount outstanding		$ 250,000
Term Loan Facility [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt instrument principal payments	1.00%
USD Incremental Term Loan [Member]
Debt Instrument [Line Items]
Term loan				390,000		390,000
EUR Incremental Term Loan [Member]
Debt Instrument [Line Items]
Term loan | €										€ 275,000
New Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Letter of credit				149,114		$ 149,114		153,328
Line of credit facility collateral						20,000
Revolving credit facility [Member]
Debt Instrument [Line Items]
Credit facility available balance		$ 372,500		$ 305,000		$ 305,000
Line of credit facility, amount outstanding						$ 158,817		$ 226,184
Credit facility utilization rate for debt covenants, percentage						40.00%
First lien debt ratio, description						First Lien Debt Ratio is not permitted to exceed 7.5 to 1.0
Revolving credit facility [Member] | SOFR [Member]
Debt Instrument [Line Items]
Debt instrument interest rate	2.50%
Revolving credit facility [Member] | EURIBOR [Member]
Debt Instrument [Line Items]
Debt instrument interest rate	2.50%